Benefit Plans, Stock Based Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 1,200	$ 847	$ 447
Income tax benefit related to stock-based compensation	478	296	156
Restricted Common Shares [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	141	170	170
Restricted Shares Units [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	352	230	23
Performance Share Units [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	490	239	19
Liability Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	870	469	42
Equity Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	325	378	405
Directors' Plan [Member] | Restricted Common Shares [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 10	$ 12	$ 12